Offerings	Mar. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Waters Corporation ("Waters") is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Waters is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Waters, Augusta SpinCo Corporation ("Augusta") and Waters Technologies Corporation ("WTC") are deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters, Augusta and WTC will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder. (b) Debt securities issued by Waters, Augusta or WTC may be guaranteed by one or more of the registrants named in the registration statement. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Waters is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Waters is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Waters is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Waters will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder.